Item 1. Report to Shareholders

T. Rowe Price New Asia Fund
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Certified Financials

T. Rowe Price New Asia Fund
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Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
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               6 Months   Year
               Ended      Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   5.68   $   5.11   $   7.12   $   7.20   $   4.93   $   5.95

Investment activities

Net investment
income (loss)      0.03       0.03       0.03       0.04       0.05       0.13

Net realized
and unrealized
gain (loss)       (0.33)      0.54      (2.04)     (0.08)**    2.31      (1.07)

Total from
investment
activities        (0.30)      0.57      (2.01)     (0.04)      2.36      (0.94)

Distributions

Net investment
income            (0.04)      --         --        (0.04)     (0.09)     (0.08)

NET ASSET VALUE

End of period  $   5.34   $   5.68   $   5.11   $   7.12   $   7.20   $   4.93
               -----------------------------------------------------------------
Ratios/Supplemental Data

Total
return^           (5.33)%    11.15%    (28.23)%    (0.68)%    48.73%    (15.97)%

Ratio of
total expenses
to average
net assets         1.23%!      1.17%     1.22%      1.08%      1.21%      1.29%

Ratio of net investment
income (loss) to average
net assets         1.04%!      0.53%     0.49%      0.41%      0.87%      2.33%

Portfolio
turnover rate     59.0%!       72.0%    49.0%      52.2%      69.9%      68.1%

Net assets, end
of period
(in millions)  $    512   $    562   $    527   $    875   $    996   $    633



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized


The accompanying notes are an integral part of these financial statements.

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Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                               In thousands

  CHINA  2.0%

  Common Stocks  2.0%

  China Pharmaceutical
  Enterprise (HKD)* (misc. symbol)                6,258,000      $         1,745

  China Telecom
  Limited (HKD) (misc. symbol)                  23,824,000                4,582


  Hainan Meilan Airport (HKD)                    1,581,000                  634

  Sinopac (HKD) *                               19,744,000                3,063

  Total China (Cost $9,999)                                              10,024


  HONG KONG  14.6%

  Common Stocks  14.6%

  Asia Aluminum Holdings                        23,580,000                2,328

  Cathay Pacific Airways (misc. symbol)          1,529,000                1,843

  Cheung Kong Holdings                             919,000                5,079

  China Insurance (misc. symbol)                 3,608,000                1,769

  China Mobile (Hong Kong) (misc. symbol)        4,658,000                9,347

  CNOOC                                          3,742,500                4,919

  Esprit Holdings                                3,972,501                7,793

  Global Bio-chem Technology                     6,379,600                1,546

  Henderson Land Development                       484,000                1,201

  Hong Kong Exchanges & Clearing                 2,708,000                3,142

  Hung Hing Printing Group                       1,396,000                  868

  Hutchison Whampoa (misc. symbol)               2,025,900               11,274

  Kerry Properties (misc. symbol)                1,517,500                1,634

  Kingboard Chemical Holdings                    3,332,000                2,692

  Li & Fung                                      2,660,000                2,984

  Shun Tak Holdings                              5,166,000                1,179

  Sino Landss.                                   4,812,000                1,280

  Sun Hung Kai Properties (misc. symbol)           873,000                4,097

  Swire Pacific, Series A (misc. symbol)           866,000                3,420

  Techtronic Industries (misc. symbol)           2,170,000                2,713

  Television Broadcast (misc. symbol)              683,000                2,089

  Varitronix                                     2,931,000                1,766

  Total Hong Kong (Cost $70,737)                                         74,963

  INDIA 11.0%

  Common Stocks  11.0%

  Ballarpur Industries *                         1,990,600      $         1,594

  Bharti Tele-Ventures *                         7,329,000                5,235

  Cipla                                            173,700                2,314

  Divi Labs, 144A *                                157,500                  979

  HDFC Bank                                      2,814,818               14,752

  HDFC Bank ADR (USD) (misc. symbol)                95,100                1,558

  I-Flex Solutions,
  144A (Restricted shares) *                       227,350                4,074

  ICICI Bank (Ordinary shares) *                 4,220,148               10,903

  Kotak Mahindra Finance                           992,000                3,030

  Moschip Semiconductor *                          368,713                  213

  Moser-Baer                                       629,000                3,630

  Tata Engineering & Locomotive *                1,575,100                5,026

  Tata Tea *                                       760,100                3,213

  Total India (Cost $53,703)                                             56,521


  MALAYSIA  9.8%

  Common Stocks  9.5%

  AMMB Holdings                                  3,530,000                3,065

  Arab Malaysian *                              14,063,000                3,146

  Berjaya Sports Toto                            3,704,000                3,061

  Gamuda Berhad                                  2,074,000                2,838

  Genting Berhad                                   969,000                3,060

  Hong Leong Bank                                4,302,000                4,642

  Magnum                                         7,924,000                4,942

  Malayan Banking Berhad                         1,989,000                4,135

  Multi-Purpose Holdings *                       8,847,000                2,701

  Pernas International Hotel & Property *        6,221,000                1,154

  Pos Malaysia & Services Holdings               2,653,000                  928

  Resorts World                                  2,071,000                4,551

  RHB Capital                                    9,801,000                3,637

  Road Builder                                   3,214,000                2,529

  SP Setia                                       7,443,999                4,251

                                                                         48,640

  Convertible Preferred Stocks  0.3%

  Berjaya Sports Toto
  (Irredeemable Conv. Unsec. Loan Stock)         2,454,300      $         1,834

                                                                          1,834

  Total Malaysia (Cost $60,932)                                          50,474


  SINGAPORE  6.3%

  Common Stocks  6.3%

  Ascendas, REIT *                               4,295,000                1,973

  Ascendas, 144A, REIT (Restricted shares)       5,500,000                2,527

  DBS                                              918,000                4,502

  Haw Par                                           25,388                   47

  Keppel                                         2,830,000                7,115

  MobileOne Limited                              6,858,000                4,871

  Overseas Chinese Banking                         545,000                2,903

  Sembcorp Logistics                                51,000                   51

  SIA Engineering                                2,605,000                2,349

  Singapore Exchange                             4,171,000                2,868

  Singapore Press                                  230,719                2,146

  Singapore Technologies Engineering             1,050,000                  947

  Total Singapore (Cost $34,054)                                         32,299


  SOUTH KOREA  27.5%

  Common Stocks  26.0%

  Hanwha Chemical *                              1,078,770                3,338

  Hyundai Motor (misc. symbol)                     128,100                3,026

  Kook Soon Dang                                    93,057                2,030

  Kookmin Bank (misc. symbol)                      478,836               13,439

  Kookmin Bank ADR (USD) (misc. symbol)             47,700                1,314

  Korea Telecom                                     83,500                3,429

  KT Corporation ADR (USD)(misc. symbol)           202,088                4,090

  Kumgang Korea
  Chemical (Ordinary shares) (misc. symbol)         54,210                4,618

  Kumgang Korea Chemical GDR, 144A (USD) *          88,300                1,385

  LG Chemicalss.                                   151,120                5,013

  LG International                                 346,990                1,585

  Lotte Chilsung Beverage                           11,860                5,876

  Lotte Confectionery                                8,660                3,143

  NCsoft * (misc. symbol)                           41,900      $         3,656

  NHN Corporation * (misc. symbol)                  27,448                2,462

  Pacific Corporation (misc. symbol)                45,530                4,028

  POSCO                                             49,200                4,151

  Samsung Electronics                              144,532               36,282

  Samsung Fire & Marine Insurance *                108,900                5,378

  Shinhan Financial (misc. symbol)                 760,900                7,515


  Shinsegaess.                                      28,110                3,355

  South Korea Telecom                              101,710               14,147

                                                                        133,260

Preferred Stocks  1.5%

  Hyundai Motorss.                                 211,700                2,370

  Samsung Electronics                               41,190                5,051


                                                                          7,421

  Total South Korea (Cost $95,676)                                      140,681


  TAIWAN  14.9%

  Common Stocks  14.9%

  Accton Technology *                            4,229,000                2,857

  Advantech                                      1,210,000                2,139

  Ambit Microsystems                               606,000                1,733

  Basso Industry                                 1,571,000                2,551

  Chinatrust Financial Holdings *               11,093,177                8,673

  Delta Electronics                              3,235,700                3,581

  Evergreen Marine                               1,356,000                  830

  Formosa Plastic                                3,828,820                4,732

  Fubon Financial Holdings                       5,091,000                3,483

  Hon Hai Precision Industry                       598,629                1,876

  Nan Ya Plastic                                 5,065,690                4,397

  Optimax Technology *                           1,412,000                1,624

  Oriental Union Chemical                          170,000                  142

  Phoenixtec Power                               2,542,000                1,958

  Quanta Computer                                1,215,000                2,130

  Realtek Semiconductor                            641,000                1,216

  Realtek Semiconductor GDR (USD)                  244,490                1,858

  SinoPac Holdings *                             6,937,000                2,164

  Taishin Financial Holdings *                   6,393,000                2,904

  Taiwan Semiconductor Manufacturing             8,202,661      $        11,270

  Test Rite International                        5,278,400                3,292

  United Microelectronics                        5,923,544                3,405

  Via Technologies                               2,289,000                2,632

  Wan Hai Lines                                  6,217,000                5,039

  Total Taiwan (Cost $80,933)                                            76,486


  THAILAND  6.9%

  Common Stocks  6.5%

  Bangkok Bank (Foreign Shares) *                  410,400                  575

  Bangkok Bank (Local shares) *                  6,107,000                7,485

  Kasikornbank Public
  (Non Voting Depository
  Receipt) * (misc. symbol)                     11,918,000                8,834

  Kasikornbank Public (Ordinary Shares) *          704,100                  596

  Land & Housesss.                              27,185,700                4,696

  National Finance *                             8,532,000                2,410

  Siam Commercial Bank
  (Foreign Shares) * (misc. symbol)              3,568,000                2,853

  Siam Commercial Bank
  (Local Shares) * (misc. symbol)                7,106,000                5,682

  TelecomAsia, Rights *                          1,597,894                    0

                                                                         33,131


  Preferred Stocks   0.4%

  PTTss.                                         1,833,000                2,011

                                                                          2,011

  Total Thailand (Cost $30,327)                                          35,142


  UNITED KINGDOM  0.5%

  Common Stocks  0.5%

  HSBC (HKD)ss.                                    226,834                2,480

  Total United Kingdom (Cost $1,603)                                      2,480


  SHORT-TERM INVESTMENTS  4.8%

  Money Market Funds  4.8%

  T. Rowe Price Reserve
  Investment Fund, 1.30% #                      24,544,292               24,544

  Total Short-Term
  Investments (Cost $24,544)                                             24,544

  SECURITIES LENDING COLLATERAL  4.8%

  Money Market Pooled Account  4.8%

  Investment in money market
  pooled account managed by
  JPMorgan Chase Bank, London                   24,478,860      $        24,479

Total Securities Lending
Collateral (Cost $24,479)                                                24,479

Total Investments in Securities

103.1% of Net Assets (Cost $486,987)                            $       528,093

Other Assets Less Liabilities                                           (15,598)


NET ASSETS                                                      $       512,495

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $         2,510

Undistributed net
realized gain (loss)                                                   (285,070)

Net unrealized gain (loss)                                               41,152

Paid-in-capital applicable to
95,905,655 shares
of $0.01 par value capital
stock outstanding;
2,000,000,000 shares of the
Corporation authorized                                                  753,903


NET ASSETS                                                      $       512,495

NET ASSET VALUE PER SHARE                                       $          5.34

             #  Seven-day yield

             *  Non-income producing

(misc. symbol)  All or a portion of this security is on loan at April 30, 2003 -
                See Note 2

          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $8,965,000 and represents 1.7% of net assets

           ADR  American Depository Receipts

           GDR  Global Depository Receipts

           HKD  Hong Kong dollar

          REIT  Real Estate Investment Trust

           USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
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Certified Financials (Unaudited)

Statement of Operations
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In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income

     Dividend (net of foreign taxes of $762)               $    5,571

     Securities lending                                           483

     Interest (net of foreign taxes of $3)                        114

     Total income                                               6,168

  Expenses

     Investment management                                      2,238

     Shareholder servicing                                        877

     Custody and accounting                                       149

     Legal and audit                                               28

     Prospectus and shareholder reports                            24

     Registration                                                  23

     Directors                                                      5

     Total expenses                                             3,344

  Net investment income (loss)                                  2,824

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                               (20,276)

     Foreign currency transactions                               (630)

     Net realized gain (loss)                                 (20,906)

  Change in net unrealized gain (loss)

     Securities                                                (7,622)

     Other assets and liabilities
     denominated in foreign currencies                              7

     Change in net unrealized gain (loss)                      (7,615)

  Net realized and unrealized gain (loss)                     (28,521)

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $  (25,697)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02
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  Increase (Decrease) in Net Assets

  Operations

  Net investment income (loss)             $         2,824      $         3,464

     Net realized gain (loss)                      (20,906)             (41,559)

     Change in net unrealized gain (loss)           (7,615)             106,145

     Increase (decrease) in net
     assets from operations                        (25,697)              68,050

  Distributions to shareholders

     Net investment income                          (3,896)                --

  Capital share transactions *

     Shares sold                                   391,627            1,124,302

     Distributions reinvested                        3,708                 --

     Shares redeemed                              (415,232)          (1,157,585)

     Increase (decrease) in net
     assets from capital
     share transactions                            (19,897)             (33,283)


  Net Assets

     Increase (decrease) during period             (49,490)              34,767

     Beginning of period                           561,985              527,218

     End of period                         $       512,495      $       561,985


  *Share information

  Shares sold                                       71,168              178,727

     Distributions reinvested                          643                 --

     Shares redeemed                               (74,899)            (182,987)

     Increase (decrease) in
     shares outstanding                             (3,088)              (4,260)



The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
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Certified Financials                                            April 30, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on September 28, 1990. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At April 30, 2003, approximately 93% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $39,545,000; aggregate collateral consisted of $24,479,000 in the money market pooled account and U.S. government securities valued at $17,978,000.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $153,444,000 and $188,361,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $264,164,000 of unused capital loss carryforwards, of which $184,969,000 expire in 2006, $38,194,000 expire in 2009, and $41,001,000 expire in 2010.

     At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $486,987,000. Net unrealized gain aggregated $41,152,000 at period-end, of which $86,002,000 related to appreciated investments and $44,850,000 related to depreciated investments.

Note 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2003, the fund had a capital gain tax refund receivable of $1,409,000, no deferred tax liability, and $10,884,000 of capital loss carryforwards expiring in 2010 and $8,277,000 expiring in 2011.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $345,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $662,000 for the six months ended April 30, 2003, of which $134,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $6,000 of Spectrum Funds' expenses, of which $4,000 related to services provided by Price and $2,000 was payable at period-end. At April 30, 2003, approximately 0.4% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $102,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003